Net trading income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
Net trading income (loss) [Abstract]
Net trading income (loss)

Net trading income (loss) for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Trading assets:
Debt securities
Loss on valuation	~~W~~	(6,451)	(47,017)	(90,442)
Gain (loss) on		55,810	(1,933)	(93,528)

		49,359	(48,950)	(183,970)

Equity securities
Gain on valuation		19,355	161,234	187,442
Gain on sale		125,552	70,603	128,118

		144,907	231,837	315,560

Other
Gain (loss) on valuation		(5,238)	18,336	5,782

Trading liabilities:
Securities sold
Gain (loss) on valuation		20,146	(121,262)	(138,134)
Gain (loss) on disposition		(84,642)	5,174	(20,610)

		64,496	(116,088)	(158,744)

Other
Gain (loss) on valuation		24,366	(61,321)	260
Gain on disposition		1,805	2,589	2,440

		26,171	(58,732)	2,700

Derivatives:
Gain (loss) on valuation		(803,990)	1,667	369,225
Gain on .transaction		309,189	341,440	612,670

		(494,801)	343,107	981,895

	~~W~~	(344,098)	369,510	963,223